Accrued maintenance liability	12 Months Ended
Dec. 31, 2017
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability
Accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2017 and 2016 were as follows:

	Year Ended December 31,
	2017	2016
Accrued maintenance liability at beginning of period	$2,750,576	$3,185,794
Maintenance payments received	756,314	794,711
Maintenance payments returned	(523,403)	(505,407)
Release to income upon sale	(275,360)	(341,161)
Release to income other than upon sale	(302,408)	(421,332)
Lessor contribution, top ups and other	42,379	8,315
Interest accretion	13,701	26,563
Additions due to aircraft acquisitions	—	3,093
Accrued maintenance liability at end of period	$2,461,799	$2,750,576